Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Entity File Number	001-40635
Entity Incorporation, State or Country Code	CA
Entity Registrant Name	REUNION NEUROSCIENCE INC.
Entity Address, Address Line One	100 King Street West, Suite 3400
Entity Address, Adress Line Two	1 First Canadian Place
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5X 1A4
City Area Code	888
Local Phone Number	1-888-880-7386
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	REUN
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	11,717,616
Entity Central Index Key	0001865482
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Toronto, Ontario Canada
Auditor Firm ID	1263
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	c/o Bennett Jones LLP
Entity Address, Address Line One	135 East 57th Street, Suite 14
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10022
Local Phone Number	1-646.992.4322